Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-36396
Entity Registrant Name	Leju Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	S7-02, Building 1, Yard 22, Xidawang Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	137,839,249
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001596856
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Firm ID	5910
Auditor Location	New York
ADSs
Document and Entity Information
Title of 12(g) Security	American depositary shares, each representing ten ordinary shares
Ordinary Shares
Document and Entity Information
Title of 12(g) Security	Ordinary shares, par value US$0.001 per share
Business Contact [Member]
Document and Entity Information
Entity Registrant Name	Leju Holdings Ltd
Entity Address, Address Line One	S7-02, Building 1, Yard 22, Xidawang Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
Contact Personnel Name	Li Yuan
City Area Code	86
Local Phone Number	10 8515 0515
Contact Personnel Email Address	ir@leju.com